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Schedule of Investments
(unaudited)
Putnam Dynamic Asset Allocation Equity Fund 2
Notes to Schedule of Investments 21

Putnam Funds Trust
Schedule of Investments (unaudited), February 28, 2026
Putnam Dynamic Asset Allocation Equity Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.8%
Aerospace & Defense 2.8%
Airbus SE ......................................... France 2,983 $ 647,767
a
Boeing Co. (The) ................................... United States 477 108,532
BWX Technologies, Inc. .............................. United States 477 98,252
Curtiss-Wright Corp. ................................. United States 183 128,160
General Dynamics Corp. .............................. United States 1,913 683,037
General Electric Co. ................................. United States 3,804 1,301,957
Hanwha Aerospace Co. Ltd. ........................... South Korea 131 108,898
Leonardo DRS, Inc. ................................. United States 2,314 100,404
Leonardo SpA ...................................... Italy 541 36,448
Lockheed Martin Corp. ............................... United States 2,437 1,603,741
Northrop Grumman Corp. ............................. United States 1,028 744,663
RTX Corp. ........................................ United States 3,794 768,740
Safran SA ......................................... France 1,034 416,432
Thales SA ......................................... France 738 223,996
TransDigm Group, Inc. ............................... United States 210 273,586
7,244,613
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc. ............... United States 677 98,185
FedEx Corp. ....................................... United States 2,357 912,159
United Parcel Service, Inc. , B .......................... United States 977 113,293
1,123,637
Automobile Components 0.1%
Aisin Corp. ........................................ Japan 10,100 179,280
BorgWarner, Inc. .................................... United States 2,086 120,091
299,371
Automobiles 1.8%
General Motors Co. .................................. United States 11,786 927,676
Mahindra & Mahindra Ltd. ............................. India 8,462 316,279
Stellantis NV ....................................... United States 18,970 153,920
Subaru Corp. ...................................... Japan 3,200 60,023
a
Tesla, Inc. ......................................... United States 8,169 3,288,104
Toyota Motor Corp. .................................. Japan 2,500 60,571
4,806,573
Banks 5.8%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 66,264 460,140
AIB Group plc ...................................... Ireland 13,843 143,687
b
Al Rajhi Bank ...................................... Saudi Arabia 7,606 203,979
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 11,050 255,936
Banco de Sabadell SA ............................... Spain 15,960 60,090
Banco Santander SA ................................. Spain 40,019 504,722
Bank Central Asia Tbk. PT ............................ Indonesia 301,200 128,609
Bank Hapoalim BM .................................. Israel 9,054 228,506
Bank Leumi Le-Israel BM ............................. Israel 12,637 305,936
Bank of America Corp. ............................... United States 22,160 1,104,233
Bank of China Ltd. , H ................................ China 626,000 370,435
Barclays plc ....................................... United Kingdom 62,567 379,764
BNP Paribas SA .................................... France 3,605 404,775
BOC Hong Kong Holdings Ltd. ......................... China 7,000 40,038
Citigroup, Inc. ...................................... United States 26,778 2,950,668
Citizens Financial Group, Inc. .......................... United States 1,628 97,989
Credit Agricole SA ................................... France 3,359 74,210
b
CTBC Financial Holding Co. Ltd. ........................ Taiwan 142,000 252,598
Danske Bank A/S ................................... Denmark 509 26,557

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Erste Group Bank AG ................................ Austria 3,412 $ 404,985
First Horizon Corp. .................................. United States 4,438 105,580
Grupo Financiero Banorte SAB de CV , O .................. Mexico 15,999 182,444
HSBC Holdings plc , ( GBP Traded) ...................... United Kingdom 36,961 690,839
HSBC Holdings plc , ( HKD Traded) ...................... United Kingdom 6,800 126,728
ICICI Bank Ltd. ..................................... India 23,228 353,222
Intesa Sanpaolo SpA ................................. Italy 27,323 187,478
JPMorgan Chase & Co. ............................... United States 1,850 555,555
KB Financial Group, Inc. .............................. South Korea 3,237 357,262
Lloyds Banking Group plc ............................. United Kingdom 264,537 361,362
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 35,500 659,022
National Bank of Greece SA ........................... Greece 25,626 416,850
NatWest Group plc .................................. United Kingdom 39,129 324,865
a
NU Holdings Ltd. , A .................................. Brazil 15,438 231,261
OTP Bank Nyrt. ..................................... Hungary 2,021 249,174
PNC Financial Services Group, Inc. (The) ................. United States 3,090 656,161
Popular, Inc. ....................................... United States 805 108,965
Sumitomo Mitsui Financial Group, Inc. .................... Japan 8,900 335,847
UniCredit SpA ...................................... Italy 4,282 364,601
US Bancorp ....................................... United States 1,993 108,937
Wells Fargo & Co. ................................... United States 1,393 113,460
Zions Bancorp NA ................................... United States 1,828 104,708
14,992,178
Beverages 1.0%
a
Boston Beer Co., Inc. (The) , A .......................... United States 470 106,587
Carlsberg A/S , B .................................... Denmark 933 145,144
Coca-Cola Co. (The) ................................. United States 13,336 1,087,684
Coca-Cola Consolidated, Inc. .......................... United States 625 126,500
Coca-Cola Europacific Partners plc ...................... United Kingdom 1,552 171,387
Coca-Cola HBC AG ................................. Italy 2,994 194,345
a
Monster Beverage Corp. .............................. United States 7,085 604,350
PepsiCo, Inc. ...................................... United States 618 104,899
2,540,896
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 8,644 2,006,100
a
Alnylam Pharmaceuticals, Inc. .......................... United States 270 89,888
Amgen, Inc. ....................................... United States 305 118,389
a
Exelixis, Inc. ....................................... United States 9,587 422,403
a
Genmab A/S ....................................... Denmark 370 108,938
a
Incyte Corp. ....................................... United States 6,464 654,609
a
Insmed, Inc. ....................................... United States 562 83,923
a
Natera, Inc. ........................................ United States 520 108,181
a
Neurocrine Biosciences, Inc. ........................... United States 1,356 179,331
Regeneron Pharmaceuticals, Inc. ....................... United States 1,119 874,689
a
Vertex Pharmaceuticals, Inc. ........................... United States 214 106,322
4,752,773
Broadline Retail 3.1%
Alibaba Group Holding Ltd. ............................ China 45,000 814,353
a
Amazon.com, Inc. ................................... United States 31,476 6,609,960
eBay, Inc. ......................................... United States 1,114 101,218
a
Etsy, Inc. .......................................... United States 1,842 101,089
Next plc .......................................... United Kingdom 326 59,410
Prosus NV ........................................ China 5,603 287,997

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail (continued)
a
Sea Ltd. , ADR ...................................... Singapore 809 $ 87,736
8,061,763
Building Products 0.5%
Allegion plc ........................................ United States 576 92,822
Cie de Saint-Gobain SA .............................. France 3,122 316,389
Johnson Controls International plc ....................... United States 2,098 302,742
Trane Technologies plc ............................... United States 1,416 654,645
1,366,598
Capital Markets 3.4%
3i Group plc ....................................... United Kingdom 5,363 239,597
Affiliated Managers Group, Inc. ......................... United States 362 110,837
Ameriprise Financial, Inc. ............................. United States 197 92,614
Bank of New York Mellon Corp. (The) .................... United States 893 106,356
BlackRock, Inc. ..................................... United States 363 385,952
Charles Schwab Corp. (The) ........................... United States 7,605 723,996
CME Group, Inc. .................................... United States 2,100 670,950
Deutsche Bank AG .................................. Germany 6,436 228,177
c
Euronext NV , 144A , Reg S ............................ Netherlands 1,736 286,816
Goldman Sachs Group, Inc. (The) ....................... United States 2,355 2,024,287
c
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 6,337 188,085
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 4,100 219,042
Interactive Brokers Group, Inc. , A ....................... United States 1,414 100,663
Invesco Ltd. ....................................... United States 3,489 91,621
Janus Henderson Group plc ........................... United States 2,035 106,023
Japan Exchange Group, Inc. ........................... Japan 8,900 121,120
Korea Investment Holdings Co. Ltd. ..................... South Korea 290 52,146
Morgan Stanley ..................................... United States 618 102,903
Nasdaq, Inc. ....................................... United States 2,800 245,224
Nomura Holdings, Inc. ................................ Japan 32,900 305,446
Northern Trust Corp. ................................. United States 728 104,170
Raymond James Financial, Inc. ......................... United States 277 42,403
a
Robinhood Markets, Inc. , A ............................ United States 914 69,327
SBI Holdings, Inc. ................................... Japan 8,000 171,110
State Street Corp. ................................... United States 10,608 1,364,401
Stifel Financial Corp. ................................. United States 1,145 84,750
UBS Group AG ..................................... Switzerland 9,762 405,610
Virtu Financial, Inc. , A ................................ United States 2,751 113,919
8,757,545
Chemicals 1.4%
Air Liquide SA ...................................... France 813 170,954
Asahi Kasei Corp. ................................... Japan 2,500 29,464
a
Axalta Coating Systems Ltd. ........................... United States 3,351 111,957
CF Industries Holdings, Inc. ........................... United States 5,633 560,709
Corteva, Inc. ....................................... United States 7,819 626,458
DuPont de Nemours, Inc. ............................. United States 1,184 59,247
Eastman Chemical Co. ............................... United States 1,901 143,545
Ecolab, Inc. ........................................ United States 355 109,464
Linde plc .......................................... United States 791 401,891
NewMarket Corp. ................................... United States 256 160,259
NOF Corp. ........................................ Japan 7,600 152,521
PPG Industries, Inc. ................................. United States 2,712 334,308
Sherwin-Williams Co. (The) ............................ United States 1,128 409,002
Shin-Etsu Chemical Co. Ltd. ........................... Japan 4,600 181,109
Sika AG .......................................... Switzerland 180 37,180

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Solstice Advanced Materials, Inc. ....................... United States 2,144 $ 168,325
3,656,393
Commercial Services & Supplies 0.1%
Republic Services, Inc. , A ............................. United States 456 104,424
Veralto Corp. ....................................... United States 1,006 98,015
202,439
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 6,499 867,617
a
Ciena Corp. ....................................... United States 1,206 420,532
Cisco Systems, Inc. ................................. United States 16,459 1,307,832
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 10,350 119,646
Ubiquiti, Inc. ....................................... United States 162 124,252
2,839,879
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 1,810 233,553
Comfort Systems USA, Inc. ............................ United States 84 120,067
Larsen & Toubro Ltd. ................................. India 6,024 283,404
Vinci SA .......................................... France 2,330 386,748
1,023,772
Construction Materials 0.7%
CRH plc , ( GBP Traded) ............................... United States 1,936 231,678
CRH plc , ( USD Traded) ............................... United States 4,689 562,586
Holcim AG ........................................ United States 3,051 280,483
UltraTech Cement Ltd. ............................... India 1,478 206,073
Vulcan Materials Co. ................................. United States 1,423 441,130
1,721,950
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 2,328 91,816
American Express Co. ............................... United States 263 81,241
Capital One Financial Corp. ........................... United States 5,917 1,157,602
Synchrony Financial ................................. United States 1,213 83,830
1,414,489
Consumer Staples Distribution & Retail 1.4%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 2,190 216,350
Coles Group Ltd. .................................... Australia 919 13,478
Costco Wholesale Corp. .............................. United States 977 987,542
Dollar General Corp. ................................. United States 991 154,834
a
Dollar Tree, Inc. .................................... United States 928 117,374
Koninklijke Ahold Delhaize NV .......................... Netherlands 5,363 264,693
a
Maplebear, Inc. ..................................... United States 4,030 151,165
Raia Drogasil SA .................................... Brazil 23,700 115,946
Target Corp. ....................................... United States 2,103 239,300
Tesco plc ......................................... United Kingdom 40,570 262,631
Walmart, Inc. ...................................... United States 7,836 1,002,616
3,525,929
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 534 104,851
Ball Corp. ......................................... United States 2,687 180,378
Crown Holdings, Inc. ................................. United States 963 110,360

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Containers & Packaging (continued)
Packaging Corp. of America ........................... United States 470 $ 109,106
504,695
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 11,332 90,883
a
TAL Education Group , ADR ............................ China 4,699 49,480
140,363
Diversified REITs 0.0%
†
WP Carey, Inc. ..................................... United States 1,393 103,987
Diversified Telecommunication Services 0.9%
AT&T, Inc. ......................................... United States 49,794 1,394,730
Comcast Corp. , A ................................... United States 8,183 253,346
Deutsche Telekom AG ................................ Germany 12,125 486,942
Telstra Group Ltd. ................................... Australia 40,222 148,270
Verizon Communications, Inc. .......................... United States 2,293 114,971
2,398,259
Electric Utilities 1.6%
American Electric Power Co., Inc. ....................... United States 770 103,041
Constellation Energy Corp. ............................ United States 1,352 445,998
Duke Energy Corp. .................................. United States 812 106,250
Edison International ................................. United States 1,758 131,393
Enel SpA ......................................... Italy 27,086 325,708
Eversource Energy .................................. United States 1,456 110,962
Exelon Corp. ....................................... United States 2,279 112,742
Iberdrola SA ....................................... Spain 16,290 384,497
Kansai Electric Power Co., Inc. (The) .................... Japan 13,300 240,221
Korea Electric Power Corp. ............................ South Korea 3,763 151,251
NextEra Energy, Inc. ................................. United States 10,143 951,109
NRG Energy, Inc. ................................... United States 2,794 500,014
PG&E Corp. ....................................... United States 6,570 124,830
PPL Corp. ......................................... United States 9,864 384,499
Southern Co. (The) .................................. United States 1,100 107,118
Xcel Energy, Inc. .................................... United States 1,321 110,119
4,289,752
Electrical Equipment 1.9%
ABB Ltd. .......................................... Switzerland 8,340 776,756
AMETEK, Inc. ...................................... United States 449 107,410
b
Bizlink Holding, Inc. .................................. Taiwan 3,000 132,567
GE Vernova T&D India Ltd. ............................ India 5,339 225,951
GE Vernova, Inc. .................................... United States 2,628 2,295,821
Harbin Electric Co. Ltd. , H ............................. China 44,000 157,904
Mitsubishi Electric Corp. .............................. Japan 10,100 384,437
Nidec Corp. ....................................... Japan 3,900 61,332
Prysmian SpA ...................................... Italy 1,059 127,558
Rockwell Automation, Inc. ............................. United States 263 107,159
Schneider Electric SE ................................ United States 981 320,600
Sieyuan Electric Co. Ltd. , A ............................ China 5,000 156,149
Vertiv Holdings Co. , A ................................ United States 721 183,776
5,037,420
Electronic Equipment, Instruments & Components 0.1%
Elite Material Co. Ltd. ................................ Taiwan 2,000 153,165

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc. ......................................... United States 397 $ 105,201
258,366
Energy Equipment & Services 0.4%
Halliburton Co. ..................................... United States 3,431 123,516
TechnipFMC plc .................................... United Kingdom 12,042 798,505
Weatherford International plc ........................... United States 1,163 122,650
1,044,671
Entertainment 1.2%
a
Live Nation Entertainment, Inc. ......................... United States 1,514 245,480
a
Netflix, Inc. ........................................ United States 18,626 1,792,566
Nexon Co. Ltd. ..................................... Japan 1,800 38,235
Nintendo Co. Ltd. ................................... Japan 3,800 214,926
a
ROBLOX Corp. , A ................................... United States 4,009 275,258
a
Spotify Technology SA ................................ United States 770 396,504
Universal Music Group NV ............................ Netherlands 7,274 163,792
Walt Disney Co. (The) ................................ United States 886 93,951
3,220,712
Financial Services 2.2%
a
Aditya Birla Capital Ltd. ............................... India 55,290 209,442
Apollo Global Management, Inc. ........................ United States 3,053 319,344
a
Berkshire Hathaway, Inc. , B ............................ United States 362 182,792
Corebridge Financial, Inc. ............................. United States 3,207 82,869
Equitable Holdings, Inc. ............................... United States 10,023 403,125
EXOR NV ......................................... Netherlands 958 84,073
FirstRand Ltd. ...................................... South Africa 38,395 239,262
a
Fiserv, Inc. ........................................ United States 763 47,527
Investor AB , B ...................................... Sweden 9,610 400,848
Mastercard, Inc. , A .................................. United States 5,500 2,844,655
MGIC Investment Corp. ............................... United States 3,689 97,869
PayPal Holdings, Inc. ................................ United States 1,765 81,561
Visa, Inc. , A ........................................ United States 2,684 859,256
5,852,623
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 2,500 79,515
Archer-Daniels-Midland Co. ........................... United States 1,491 102,939
Associated British Foods plc ........................... United Kingdom 5,484 146,052
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 143,700 67,236
Ingredion, Inc. ...................................... United States 863 101,368
Mondelez International, Inc. , A .......................... United States 1,677 103,270
Nestle SA ......................................... United States 799 87,299
Tyson Foods, Inc. , A ................................. United States 791 51,407
c
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 240,500 302,492
1,041,578
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 1,149 104,593
Tokyo Gas Co. Ltd. .................................. Japan 1,800 88,361
192,954
Ground Transportation 0.5%
Canadian National Railway Co. ......................... Canada 1,527 171,356
Canadian Pacific Kansas City Ltd. ....................... Canada 3,401 297,893
CSX Corp. ........................................ United States 2,542 108,518

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
JB Hunt Transport Services, Inc. ........................ United States 576 $ 134,444
a
Lyft, Inc. , A ........................................ United States 13,900 192,376
Norfolk Southern Corp. ............................... United States 320 100,717
a
Uber Technologies, Inc. ............................... United States 1,163 87,713
Union Pacific Corp. .................................. United States 418 110,762
1,203,779
Health Care Equipment & Supplies 1.4%
Abbott Laboratories .................................. United States 791 92,033
Becton Dickinson & Co. ............................... United States 2,434 429,552
BioMerieux ........................................ France 294 34,748
a
Boston Scientific Corp. ............................... United States 9,068 696,876
a
Dexcom, Inc. ....................................... United States 1,607 118,002
a
Edwards Lifesciences Corp. ........................... United States 1,192 103,072
a
Hologic, Inc. ....................................... United States 1,262 95,104
Hoya Corp. ........................................ Japan 4,000 722,512
a
IDEXX Laboratories, Inc. .............................. United States 473 310,633
a
Insulet Corp. ....................................... United States 334 82,368
a
Intuitive Surgical, Inc. ................................ United States 972 489,412
Medtronic plc ...................................... United States 3,538 345,521
Olympus Corp. ..................................... Japan 2,500 24,497
Stryker Corp. ...................................... United States 277 107,327
3,651,657
Health Care Providers & Services 1.0%
Apollo Hospitals Enterprise Ltd. ......................... India 2,515 216,609
Cardinal Health, Inc. ................................. United States 463 106,133
Cencora, Inc. ...................................... United States 291 108,293
Cigna Group (The) .................................. United States 341 98,829
CVS Health Corp. ................................... United States 1,142 91,246
Fresenius SE & Co. KGaA ............................. Germany 395 23,679
HCA Healthcare, Inc. ................................. United States 190 100,643
McKesson Corp. .................................... United States 1,103 1,089,069
a
Tenet Healthcare Corp. ............................... United States 477 114,189
UnitedHealth Group, Inc. .............................. United States 1,824 534,924
Universal Health Services, Inc. , B ....................... United States 484 99,752
2,583,366
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 2,158 104,167
Health Care Technology 0.2%
a
Doximity, Inc. , A .................................... United States 2,265 55,561
a
Veeva Systems, Inc. , A ............................... United States 2,728 496,523
552,084
Hotels, Restaurants & Leisure 1.6%
Accor SA ......................................... France 3,562 206,757
a
Airbnb, Inc. , A ...................................... United States 9,523 1,286,652
Aristocrat Leisure Ltd. ................................ Australia 5,728 195,821
Booking Holdings, Inc. ............................... United States 42 178,053
Compass Group plc ................................. United Kingdom 10,863 332,663
a
DoorDash, Inc. , A ................................... United States 991 174,882
a
Eternal Ltd. ........................................ India 25,649 69,410
Hilton Worldwide Holdings, Inc. ......................... United States 2,978 928,481
Indian Hotels Co. Ltd. (The) , A .......................... India 17,065 125,313
InterContinental Hotels Group plc ....................... United Kingdom 523 71,871
Las Vegas Sands Corp. ............................... United States 2,986 169,366

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................... United States 3,564 $ 349,343
4,088,612
Household Durables 0.4%
Garmin Ltd. ........................................ United States 477 120,600
PulteGroup, Inc. .................................... United States 5,723 785,196
Sony Group Corp. ................................... Japan 11,400 262,066
1,167,862
Household Products 1.1%
Colgate-Palmolive Co. ............................... United States 12,784 1,267,405
Kimberly-Clark Corp. ................................. United States 484 53,937
Procter & Gamble Co. (The) ........................... United States 7,550 1,262,360
Reckitt Benckiser Group plc ........................... United Kingdom 2,980 262,535
Unilever Indonesia Tbk. PT ............................ Indonesia 945,200 134,183
2,980,420
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The) .................................... United States 7,062 122,031
NTPC Ltd. ......................................... India 68,722 288,855
RWE AG .......................................... Germany 5,527 355,545
Vistra Corp. ........................................ United States 611 106,247
872,678
Industrial Conglomerates 0.8%
3M Co. ........................................... United States 562 92,910
CK Hutchison Holdings Ltd. ............................ United Kingdom 7,000 57,637
DCC plc .......................................... United Kingdom 820 57,180
Hitachi Ltd. ........................................ Japan 4,500 147,318
Honeywell International, Inc. ........................... United States 3,906 951,463
Jardine Matheson Holdings Ltd. ........................ Indonesia 1,900 156,636
Samsung C&T Corp. ................................. South Korea 1,252 305,104
Sekisui Chemical Co. Ltd. ............................. Japan 3,200 62,316
Siemens AG ....................................... Germany 762 220,328
Smiths Group plc ................................... United Kingdom 2,431 89,875
2,140,767
Industrial REITs 0.2%
Prologis, Inc. ....................................... United States 2,967 423,005
Insurance 2.1%
Aflac, Inc. ......................................... United States 893 100,847
AIA Group Ltd. ..................................... Hong Kong 26,600 293,439
Allianz SE ......................................... Germany 838 376,327
Allstate Corp. (The) .................................. United States 2,971 637,339
American International Group, Inc. ...................... United States 6,277 505,236
AXA SA ........................................... France 541 26,456
Axis Capital Holdings Ltd. ............................. United States 2,507 265,040
a
Brighthouse Financial, Inc. ............................ United States 1,428 85,651
China Pacific Insurance Group Co. Ltd. , H ................. China 53,600 245,325
Chubb Ltd. ........................................ United States 312 106,348
Dai-ichi Life Holdings, Inc. ............................. Japan 2,500 25,653
Everest Group Ltd. .................................. United States 284 95,279
Globe Life, Inc. ..................................... United States 1,628 236,483
Hanover Insurance Group, Inc. (The) ..................... United States 534 96,456
MetLife, Inc. ....................................... United States 5,568 401,286
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 541 353,069
NN Group NV ...................................... Netherlands 320 26,246

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
PICC Property & Casualty Co. Ltd. , H .................... China 52,000 $ 107,294
Powszechny Zaklad Ubezpieczen SA .................... Poland 9,345 177,049
Primerica, Inc. ...................................... United States 362 91,825
Progressive Corp. (The) .............................. United States 470 100,420
Prudential Financial, Inc. .............................. United States 834 82,049
Prudential plc ...................................... Hong Kong 17,296 264,914
QBE Insurance Group Ltd. ............................ Australia 2,931 45,517
a,b
Rasan Information Technology Co. ...................... Saudi Arabia 4,592 158,809
Reinsurance Group of America, Inc. ..................... United States 463 99,883
RenaissanceRe Holdings Ltd. .......................... United States 348 105,256
Talanx AG ......................................... Germany 965 121,378
Travelers Cos., Inc. (The) ............................. United States 355 109,567
Unipol Assicurazioni SpA .............................. Italy 979 24,356
Unum Group ....................................... United States 1,234 88,515
5,453,312
Interactive Media & Services 6.0%
Alphabet, Inc. , A .................................... United States 21,785 6,791,692
Alphabet, Inc. , C .................................... United States 7,886 2,455,937
LY Corp. .......................................... Japan 47,400 117,160
Meta Platforms, Inc. , A ............................... United States 7,924 5,136,178
a
Reddit, Inc. , A ...................................... United States 221 32,224
Tencent Holdings Ltd. ................................ China 14,800 973,749
15,506,940
IT Services 0.4%
Accenture plc , A .................................... United States 2,527 527,435
Fujitsu Ltd. ........................................ Japan 1,400 31,210
a
GoDaddy, Inc. , A .................................... United States 935 81,495
International Business Machines Corp. ................... United States 327 78,549
NEC Corp. ........................................ Japan 1,800 49,902
a
Snowflake, Inc. , A ................................... United States 1,693 285,118
VeriSign, Inc. ...................................... United States 404 92,088
1,145,797
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 8,200 222,318
Hasbro, Inc. ....................................... United States 1,192 118,711
341,029
Life Sciences Tools & Services 0.5%
Lonza Group AG .................................... Switzerland 426 296,301
a
Medpace Holdings, Inc. ............................... United States 169 76,348
Thermo Fisher Scientific, Inc. .......................... United States 1,370 713,921
a
Waters Corp. ...................................... United States 324 103,479
c
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 10,490 159,199
1,349,248
Machinery 2.0%
Allison Transmission Holdings, Inc. ...................... United States 998 125,049
Caterpillar, Inc. ..................................... United States 2,691 1,998,955
Cummins, Inc. ...................................... United States 228 133,122
Deere & Co. ....................................... United States 190 119,645
Ebara Corp. ....................................... Japan 4,900 172,105
GEA Group AG ..................................... Germany 1,753 135,916
Graco, Inc. ........................................ United States 1,121 105,284
Ingersoll Rand, Inc. .................................. United States 4,455 419,394

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Jiangsu Hengli Hydraulic Co. Ltd. , A ..................... China 11,100 $ 182,698
Kawasaki Heavy Industries Ltd. ......................... Japan 700 81,395
Komatsu Ltd. ...................................... Japan 1,800 86,401
Lincoln Electric Holdings, Inc. .......................... United States 404 115,968
Minebea Mitsumi, Inc. ................................ Japan 9,900 212,253
Otis Worldwide Corp. ................................ United States 5,160 477,610
Parker-Hannifin Corp. ................................ United States 105 105,964
Pentair plc ........................................ United States 935 92,743
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 6,424 129,304
Schindler Holding AG ................................ Switzerland 445 169,426
Yangzijiang Shipbuilding Holdings Ltd. .................... China 68,900 235,498
5,098,730
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 25,000 106,643
Media 0.1%
a
Charter Communications, Inc. , A ........................ United States 741 173,861
Informa plc ........................................ United Kingdom 4,370 49,356
New York Times Co. (The) , A ........................... United States 1,379 110,030
a
Versant Media Group, Inc. ............................. United States 133 4,432
337,679
Metals & Mining 1.5%
Anglogold Ashanti plc ................................ Australia 2,046 261,752
ArcelorMittal SA .................................... Luxembourg 1,337 87,585
BHP Group Ltd. , ( AUD Traded) ......................... Australia 21,700 880,484
BHP Group Ltd. , ( GBP Traded) ......................... Australia 654 26,739
a
Boliden AB ........................................ Sweden 674 53,426
China Hongqiao Group Ltd. ............................ China 37,500 169,143
Fortescue Ltd. ...................................... Australia 18,349 275,624
Freeport-McMoRan, Inc. .............................. United States 12,569 855,698
Glencore plc ....................................... Australia 75,630 546,473
Norsk Hydro ASA ................................... Norway 6,442 59,772
Rio Tinto plc ....................................... Australia 2,962 293,444
Southern Copper Corp. ............................... Mexico 527 115,044
Zijin Mining Group Co. Ltd. , H .......................... China 36,000 206,059
3,831,243
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 8,487 85,294
Multi-Utilities 0.5%
Ameren Corp. ...................................... United States 942 106,710
CMS Energy Corp. .................................. United States 1,421 110,937
Consolidated Edison, Inc. ............................. United States 928 104,419
DTE Energy Co. .................................... United States 763 113,107
E.ON SE .......................................... Germany 9,451 219,773
Engie SA ......................................... France 12,086 412,895
Public Service Enterprise Group, Inc. .................... United States 1,255 108,018
WEC Energy Group, Inc. .............................. United States 893 104,445
1,280,304
Office REITs 0.1%
Vornado Realty Trust ................................. United States 6,619 182,552
Oil, Gas & Consumable Fuels 2.7%
Antero Midstream Corp. .............................. United States 5,054 113,614
BP plc ............................................ United States 25,057 162,405

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy, Inc. ................................ United States 4,203 $ 990,773
Chevron Corp. ..................................... United States 604 112,803
ConocoPhillips ..................................... United States 4,599 521,803
ENEOS Holdings, Inc. ................................ Japan 22,200 211,803
Eni SpA .......................................... Italy 2,380 55,584
Equinor ASA ....................................... Norway 9,578 286,997
Exxon Mobil Corp. ................................... United States 8,520 1,299,300
Galp Energia SGPS SA , B ............................ Portugal 10,073 218,573
HF Sinclair Corp. ................................... United States 2,014 100,720
Inpex Corp. ........................................ Japan 13,300 324,689
Kinder Morgan, Inc. .................................. United States 3,482 115,846
Marathon Petroleum Corp. ............................ United States 548 108,619
PetroChina Co. Ltd. , H ............................... China 246,000 299,621
Repsol SA ......................................... Spain 3,316 75,043
Shell plc , ( EUR Traded) ............................... United States 16,303 679,972
Shell plc , ( GBP Traded) ............................... United States 1,545 64,709
TotalEnergies SE ................................... France 6,057 485,175
Valero Energy Corp. ................................. United States 2,812 575,448
Williams Cos., Inc. (The) .............................. United States 1,663 124,259
6,927,756
Passenger Airlines 0.7%
Delta Air Lines, Inc. .................................. United States 1,442 94,739
International Consolidated Airlines Group SA ............... United Kingdom 19,267 108,965
Qantas Airways Ltd. ................................. Australia 31,438 222,502
Ryanair Holdings plc ................................. Italy 7,846 253,544
Ryanair Holdings plc , ADR ............................ Italy 2,603 175,677
Southwest Airlines Co. ............................... United States 15,245 750,969
a
United Airlines Holdings, Inc. ........................... United States 977 103,855
1,710,251
Personal Care Products 0.2%
a
APR Corp. ........................................ South Korea 635 137,947
Estee Lauder Cos., Inc. (The) , A ........................ United States 848 92,831
Unilever plc ........................................ United Kingdom 4,050 297,602
528,380
Pharmaceuticals 4.3%
AstraZeneca plc , ( GBP Traded) ......................... United Kingdom 2,602 547,546
AstraZeneca plc , ( USD Traded) ......................... United Kingdom 2,825 588,871
Bristol-Myers Squibb Co. .............................. United States 9,239 576,236
Chugai Pharmaceutical Co. Ltd. ........................ Japan 7,000 472,012
a
Corcept Therapeutics, Inc. ............................ United States 2,751 98,211
Daiichi Sankyo Co. Ltd. ............................... Japan 9,600 189,072
Eli Lilly & Co. ...................................... United States 2,803 2,948,728
Galderma Group AG ................................. Switzerland 2,335 440,638
GSK plc .......................................... United States 10,716 318,407
Ipsen SA .......................................... France 445 86,865
Johnson & Johnson ................................. United States 449 111,545
Merck & Co., Inc. ................................... United States 14,916 1,846,899
Novartis AG ....................................... United States 6,070 1,020,621
Novo Nordisk A/S , ADR ............................... Denmark 6,335 237,246
Novo Nordisk A/S , B ................................. Denmark 6,680 252,661
Otsuka Holdings Co. Ltd. ............................. Japan 1,800 124,039
Pfizer, Inc. ......................................... United States 3,809 105,319
Roche Holding AG .................................. United States 1,139 542,052

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sanofi SA ......................................... United States 6,803 $ 665,343
11,172,311
Professional Services 0.3%
Automatic Data Processing, Inc. ........................ United States 562 120,470
Broadridge Financial Solutions, Inc. ...................... United States 463 86,058
Experian plc ....................................... United States 826 31,090
Leidos Holdings, Inc. ................................. United States 498 87,200
a
Paylocity Holding Corp. ............................... United States 700 74,543
Recruit Holdings Co. Ltd. ............................. Japan 4,600 200,170
Verisk Analytics, Inc. , A ............................... United States 428 88,840
688,371
Real Estate Management & Development 0.3%
a
CBRE Group, Inc. , A ................................. United States 3,210 473,989
Emaar Properties PJSC .............................. United Arab
Emirates 51,532 227,432
701,421
Residential REITs 0.3%
Invitation Homes, Inc. ................................ United States 20,801 547,898
Mid-America Apartment Communities, Inc. ................ United States 700 93,702
Sun Communities, Inc. ............................... United States 812 110,806
752,406
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 3,531 106,884
Simon Property Group, Inc. ............................ United States 3,538 721,221
828,105
Semiconductors & Semiconductor Equipment 11.2%
a
Advanced Micro Devices, Inc. .......................... United States 3,020 604,634
Applied Materials, Inc. ................................ United States 404 150,409
ASML Holding NV ................................... Netherlands 996 1,448,590
Broadcom, Inc. ..................................... United States 13,275 4,242,026
a
Cirrus Logic, Inc. .................................... United States 756 106,687
Infineon Technologies AG ............................. Germany 5,520 297,500
b
King Yuan Electronics Co. Ltd. ......................... Taiwan 26,000 267,528
a
Kioxia Holdings Corp. ................................ Japan 1,400 189,202
KLA Corp. ......................................... United States 84 128,062
Lam Research Corp. ................................. United States 11,243 2,629,625
Marvell Technology, Inc. .............................. United States 4,348 355,188
Micron Technology, Inc. ............................... United States 477 196,701
NAURA Technology Group Co. Ltd. , A .................... China 2,740 188,258
NVIDIA Corp. ...................................... United States 73,035 12,941,072
QUALCOMM, Inc. ................................... United States 10,375 1,476,985
Renesas Electronics Corp. ............................ Japan 8,900 167,843
SCREEN Holdings Co. Ltd. ............................ Japan 1,400 204,088
SK Hynix, Inc. ...................................... South Korea 470 347,515
b
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 51,000 3,182,308
29,124,221
Software 5.3%
a
Adobe, Inc. ........................................ United States 4,817 1,264,029
a
Atlassian Corp. , A ................................... United States 819 61,531
a
Autodesk, Inc. ...................................... United States 2,366 581,728
a
Cadence Design Systems, Inc. ......................... United States 2,118 638,365

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Crowdstrike Holdings, Inc. , A ........................... United States 214 $ 79,604
a
DocuSign, Inc. , A ................................... United States 1,737 78,287
a
Dropbox, Inc. , A .................................... United States 3,809 95,187
a
Fortinet, Inc. ....................................... United States 642 50,737
a
Guidewire Software, Inc. .............................. United States 618 89,808
Intuit, Inc. ......................................... United States 176 71,989
a
Manhattan Associates, Inc. ............................ United States 576 78,008
Microsoft Corp. ..................................... United States 21,700 8,522,458
a
Nice Ltd. .......................................... Israel 1,481 169,601
Oracle Corp. ....................................... United States 1,750 254,450
Oracle Corp. Japan .................................. Japan 700 42,257
a
Palantir Technologies, Inc. , A ........................... United States 1,878 257,643
Pegasystems, Inc. ................................... United States 1,899 83,043
a
RingCentral, Inc. , A .................................. United States 3,468 126,409
a
Rubrik, Inc. , A ...................................... United States 4,452 231,326
Salesforce, Inc. ..................................... United States 435 84,734
SAP SE .......................................... Germany 1,180 237,053
a
ServiceNow, Inc. .................................... United States 2,638 284,930
a
Teradata Corp. ..................................... United States 3,302 103,980
a
Workday, Inc. , A .................................... United States 527 70,492
a
Zoom Communications, Inc. , A ......................... United States 1,114 82,369
a
Zscaler, Inc. ....................................... United States 463 68,056
13,708,074
Specialized REITs 0.5%
American Tower Corp. ................................ United States 3,785 726,190
EPR Properties ..................................... United States 1,821 108,185
Public Storage ..................................... United States 334 102,558
VICI Properties, Inc. , A ............................... United States 10,432 315,151
1,252,084
Specialty Retail 0.3%
a
AutoZone, Inc. ..................................... United States 28 105,156
Avolta AG ......................................... Switzerland 598 39,312
a
Chewy, Inc. , A ...................................... United States 2,788 76,447
Home Depot, Inc. (The) ............................... United States 256 97,464
a
O'Reilly Automotive, Inc. .............................. United States 1,055 99,043
Ross Stores, Inc. ................................... United States 597 122,767
TJX Cos., Inc. (The) ................................. United States 1,428 230,851
a
Ulta Beauty, Inc. .................................... United States 169 115,730
886,770
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 43,338 11,449,033
Asia Vital Components Co. Ltd. ......................... Taiwan 2,000 109,973
a
Pure Storage, Inc. , A ................................. United States 1,393 89,458
Samsung Electronics Co. Ltd. .......................... South Korea 11,574 1,732,296
a
Sandisk Corp. ...................................... United States 221 140,414
Seagate Technology Holdings plc ....................... United States 1,251 510,208
b
Wistron Corp. ...................................... Taiwan 22,000 93,987
14,125,369
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 3,900 119,518
Hermes International SCA ............................. France 61 146,611
a
Lululemon Athletica, Inc. .............................. United States 446 82,586
LVMH Moet Hennessy Louis Vuitton SE .................. France 29 18,532
Pandora A/S ....................................... Denmark 1,066 84,268

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc. ...................................... United States 756 $ 117,535
569,050
Tobacco 1.1%
British American Tobacco plc ........................... United Kingdom 6,647 415,075
Imperial Brands plc .................................. United Kingdom 6,664 298,473
Philip Morris International, Inc. ......................... United States 10,894 2,035,326
2,748,874
Trading Companies & Distributors 0.5%
Ashtead Group plc .................................. United Kingdom 2,600 186,230
Bunzl plc .......................................... United Kingdom 863 25,463
Mitsubishi Corp. .................................... Japan 7,100 239,593
Mitsui & Co. Ltd. .................................... Japan 12,100 453,626
United Rentals, Inc. .................................. United States 460 386,400
1,291,312
Transportation Infrastructure 0.2%
c
Aena SME SA , 144A , Reg S ........................... Spain 4,473 140,981
International Container Terminal Services, Inc. .............. Philippines 24,490 305,291
446,272
Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 9,777 293,491
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 16,314 337,778
b
Etihad Etisalat Co. .................................. Saudi Arabia 10,555 180,673
b
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 46,000 135,189
KDDI Corp. ........................................ Japan 12,600 216,437
MTN Group Ltd. .................................... South Africa 7,821 101,729
TIM SA ........................................... Brazil 43,100 234,563
T-Mobile US, Inc. ................................... United States 2,322 504,083
1,710,452
Total Common Stocks (Cost $ 226,136,298 ) ...................................
236,368,316
Management Investment Companies 1.2%
Capital Markets 1.2%
iShares Core MSCI Emerging Markets ETF ................ United States 13,704 1,051,919
iShares Russell 1000 Value ETF ........................ United States 589 132,831
State Street SPDR S&P 500 ETF Trust ................... United States 2,556 1,753,390
State Street SPDR S&P MidCap 400 ETF Trust ............. United States 369 240,891
3,179,031
Total Management Investment Companies (Cost $ 3,173,118 ) ...................
3,179,031
Preferred Stocks 0.3%
Banks 0.2%
d
Itau Unibanco Holding SA , 6 .53% ....................... Brazil 44,003 401,533

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks
(continued)
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd. , 1 .16% .................... South Korea 2,536 $ 254,715
Total Preferred Stocks (Cost $ 626,476 ) .......................................
656,248
Total Long Term Investments (Cost $ 229,935,892 ) .............................
240,203,595
a
Short Term Investments 10.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
e,f
U.S. Treasury Bills , 3 .53% , 7/16/26 ...................... United States 900,000 887,974
Total U.S. Government and Agency Securities (Cost $ 887,939 ) ..................
887,974
Shares
Management Investment Companies 3.0%
g,h
Putnam Short Term Investment Fund , Class P , 3.852% ....... United States 7,899,889 7,899,889
Total Management Investment Companies (Cost $ 7,899,889 ) ...................
7,899,889
Money Market Funds 7.3%
g,h
Putnam Government Money Market Fund , Class G , 3.508% ... United States 19,008,000 19,008,000
Total Money Market Funds (Cost $ 19,008,000 ) ................................
19,008,000
Total Short Term Investments (Cost $ 27,795,828 ) ..............................
27,795,863
a
Total Investments (Cost $ 257,731,720 ) 103.0% ................................
$267,999,458
Other Assets, less Liabilities (3.0) % .........................................
(7,650,068)
Net Assets 100.0% .........................................................
$260,349,390
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2026, the aggregate value of these securities was $1,077,573, representing 0.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
The rate shown represents the yield at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At February 28, 2026, the value of this security pledged amounted to
$839,628, representing 0.3% of net assets.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At February 28, 2026 , the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BOFA Sell 428,700 76,291 3/06/26 $ — $ (7,264)
Brazilian Real ...... GSCO Buy 49,200 8,747 3/06/26 842 —
British Pound ...... BZWS Buy 600 806 3/17/26 3 —
British Pound ...... CITI Buy 8,000 10,745 3/17/26 36 —
British Pound ...... CITI Sell 9,200 12,549 3/17/26 150 —
British Pound ...... GSCO Buy 9,000 12,090 3/17/26 39 —
British Pound ...... GSCO Sell 58,800 78,978 3/17/26 — (266)
British Pound ...... HSBK Buy 1,500 2,017 3/17/26 5 —
British Pound ...... HSBK Sell 25,800 34,631 3/17/26 — (140)
British Pound ...... MSCO Sell 26,600 35,513 3/17/26 — (336)
British Pound ...... SSBT Buy 14,900 19,893 3/17/26 188 —
British Pound ...... TDOM Buy 18,600 24,833 3/17/26 234 —
Danish Krone ...... BOFA Buy 99,400 15,732 3/17/26 1 —
Danish Krone ...... BZWS Sell 28,700 4,543 3/17/26 — —
Danish Krone ...... CITI Sell 169,200 26,763 3/17/26 1 (18)
Danish Krone ...... GSCO Sell 10,500 1,664 3/17/26 2 —
Danish Krone ...... HSBK Buy 12,000 1,895 3/17/26 6 —
Danish Krone ...... MSCO Sell 25,300 3,998 3/17/26 — (7)
Danish Krone ...... SSBT Sell 41,400 6,542 3/17/26 — (11)
Danish Krone ...... UBSW Buy 30,200 4,772 3/17/26 8 —
Euro ............. BOFA Sell 11,700 13,818 3/17/26 — (17)
Euro ............. BZWS Buy 1,000 1,176 3/17/26 6 —
Euro ............. BZWS Sell 19,100 22,558 3/17/26 — (28)
Euro ............. CITI Buy 11,300 13,308 3/17/26 54 —
Euro ............. CITI Sell 22,400 26,508 3/17/26 20 —
Euro ............. GSCO Buy 93,900 110,844 3/17/26 193 —
Euro ............. GSCO Sell 244,700 288,513 3/17/26 — (841)
Euro ............. HSBK Buy 3,200 3,788 3/17/26 3 (8)
Euro ............. HSBK Sell 218,700 258,376 3/17/26 — (234)
Euro ............. JPHQ Buy 8,700 10,274 3/17/26 13 —
Euro ............. MSCO Buy 145,000 170,959 3/17/26 503 (1)
Euro ............. MSCO Sell 27,800 32,798 3/17/26 — (75)
Euro ............. SSBT Sell 268,600 316,558 3/17/26 — (1,058)
Euro ............. TDOM Buy 79,200 93,434 3/17/26 219 —
Hungarian Forint .... BOFA Sell 3,954,800 12,080 3/17/26 — (309)
Hungarian Forint .... CITI Sell 3,520,600 10,754 3/17/26 — (275)
Hungarian Forint .... GSCO Sell 5,800,400 17,825 3/17/26 11 (358)
Hungarian Forint .... SSBT Sell 2,054,100 6,218 3/17/26 — (217)
Hungarian Forint .... TDOM Sell 1,433,300 4,340 3/17/26 — (150)
Norwegian Krone ... BOFA Sell 7,100 704 3/17/26 — (42)
Norwegian Krone ... BZWS Sell 66,100 6,557 3/17/26 — (394)
Norwegian Krone ... CITI Buy 10,400 1,032 3/17/26 62 —
Norwegian Krone ... CITI Sell 9,200 947 3/17/26 — (20)
Norwegian Krone ... GSCO Buy 8,000 796 3/17/26 46 —
Norwegian Krone ... HSBK Sell 33,000 3,273 3/17/26 — (197)
Norwegian Krone ... JPHQ Sell 152,500 15,126 3/17/26 — (911)
Norwegian Krone ... MSCO Sell 53,900 5,313 3/17/26 — (355)
Norwegian Krone ... SSBT Sell 2,700 266 3/17/26 — (18)
Norwegian Krone ... UBSW Sell 55,400 5,461 3/17/26 — (365)
Polish Zloty ........ BOFA Buy 3,400 945 3/17/26 6 —
Polish Zloty ........ CITI Sell 34,200 9,506 3/17/26 — (65)
Polish Zloty ........ GSCO Sell 99,800 27,772 3/17/26 — (158)
Polish Zloty ........ HSBK Sell 11,200 3,113 3/17/26 — (21)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Polish Zloty ........ MSCO Buy 1,200 333 3/17/26 $ 3 $ —
Polish Zloty ........ SSBT Buy 26,700 7,406 3/17/26 66 —
Polish Zloty ........ UBSW Buy 24,000 6,657 3/17/26 60 —
Swedish Krona ..... BOFA Buy 33,400 3,631 3/17/26 72 —
Swedish Krona ..... BZWS Buy 5,800 631 3/17/26 13 —
Swedish Krona ..... CITI Buy 17,300 1,882 3/17/26 35 —
Swedish Krona ..... GSCO Buy 10,800 1,177 3/17/26 21 —
Swedish Krona ..... GSCO Sell 16,800 1,826 3/17/26 — (36)
Swedish Krona ..... HSBK Buy 209,600 22,787 3/17/26 450 —
Swedish Krona ..... HSBK Sell 31,800 3,499 3/17/26 12 (38)
Swedish Krona ..... MSCO Sell 42,800 4,632 3/17/26 — (113)
Swedish Krona ..... SSBT Buy 208,100 22,521 3/17/26 549 —
Swedish Krona ..... TDOM Buy 301,200 32,595 3/17/26 797 —
Swiss Franc ....... BOFA Buy 19,600 24,951 3/17/26 585 —
Swiss Franc ....... BOFA Sell 274,200 354,831 3/17/26 — (2,408)
Swiss Franc ....... GSCO Buy 5,500 6,999 3/17/26 167 —
Swiss Franc ....... GSCO Sell 6,200 7,894 3/17/26 — (184)
Swiss Franc ....... HSBK Sell 11,000 13,990 3/17/26 — (341)
Swiss Franc ....... MSCO Sell 142,200 184,066 3/17/26 — (1,198)
Swiss Franc ....... SSBT Buy 31,800 40,356 3/17/26 1,074 —
Swiss Franc ....... TDOM Buy 6,900 8,756 3/17/26 234 —
Swiss Franc ....... UBSW Sell 700 888 3/17/26 — (24)
Australian Dollar .... BOFA Buy 7,200 4,811 4/15/26 312 —
Australian Dollar .... BZWS Buy 6,700 4,476 4/15/26 291 —
Australian Dollar .... CITI Buy 13,300 8,886 4/15/26 577 —
Australian Dollar .... GSCO Buy 6,800 4,543 4/15/26 295 —
Australian Dollar .... HSBK Buy 46,400 31,181 4/15/26 1,833 —
Australian Dollar .... MSCO Buy 15,400 10,349 4/15/26 608 —
Australian Dollar .... SSBT Sell 10,100 6,788 4/15/26 — (399)
Australian Dollar .... TDOM Buy 20,400 13,709 4/15/26 805 —
Australian Dollar .... UBSW Buy 18,000 12,096 4/15/26 711 —
Australian Dollar .... UBSW Sell 6,100 4,236 4/15/26 — (104)
Australian Dollar .... WPAC Buy 1,900 1,269 4/15/26 82 —
Canadian Dollar .... TDOM Sell 7,100 5,137 4/15/26 — (78)
Canadian Dollar .... UBSW Sell 16,800 12,156 4/15/26 — (183)
Israeli New Shekel .. BZWS Sell 12,600 4,003 4/15/26 — (22)
Israeli New Shekel .. GSCO Sell 6,400 2,033 4/15/26 — (11)
Israeli New Shekel .. HSBK Buy 4,600 1,466 4/15/26 3 —
Israeli New Shekel .. MSCO Sell 4,100 1,307 4/15/26 — (3)
Israeli New Shekel .. SSBT Sell 8,500 2,710 4/15/26 — (5)
Israeli New Shekel .. UBSW Sell 10,400 3,315 4/15/26 — (6)
Mexican Peso ...... BOFA Buy 135,100 7,451 4/15/26 363 —
Mexican Peso ...... BOFA Sell 76,400 4,418 4/15/26 — (1)
Mexican Peso ...... GSCO Buy 476,900 26,302 4/15/26 1,279 —
Mexican Peso ...... MSCO Sell 35,400 1,962 4/15/26 — (85)
Mexican Peso ...... UBSW Buy 54,700 3,032 4/15/26 131 —
New Zealand Dollar . BZWS Sell 1,900 1,093 4/15/26 — (49)
New Zealand Dollar . HSBK Sell 300 174 4/15/26 — (7)
New Zealand Dollar . MSCO Buy 4,300 2,488 4/15/26 96 —
South African Rand .. BOFA Buy 612,700 37,371 4/15/26 979 —
South African Rand .. BOFA Sell 200,800 12,313 4/15/26 — (255)
South African Rand .. BZWS Buy 1,151,600 69,471 4/15/26 2,610 —
South African Rand .. CITI Sell 260,500 15,714 4/15/26 — (592)
South African Rand .. GSCO Buy 55,300 3,420 4/15/26 41 —
South African Rand .. GSCO Sell 171,300 10,455 4/15/26 — (266)
South African Rand .. HSBK Buy 575,100 34,890 4/15/26 1,106 —
South African Rand .. MSCO Sell 593,600 36,012 4/15/26 — (1,142)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South African Rand .. SSBT Sell 370,600 22,593 4/15/26 $ 2 $ (606)
South African Rand .. TDOM Buy 60,100 3,646 4/15/26 115 —
South African Rand .. UBSW Buy 21,800 1,322 4/15/26 42 —
Chinese Yuan ...... CITI Buy 141,400 20,512 5/13/26 193 —
Chinese Yuan ...... HSBK Buy 346,900 50,325 5/13/26 471 —
Chinese Yuan ...... JPHQ Buy 91,600 13,291 5/13/26 122 —
Hong Kong Dollar ... BOFA Sell 14,200 1,823 5/13/26 2 —
Hong Kong Dollar ... BZWS Buy 21,000 2,695 5/13/26 — (3)
Hong Kong Dollar ... CITI Buy 138,800 17,811 5/13/26 — (17)
Hong Kong Dollar ... GSCO Buy 347,500 44,599 5/13/26 — (49)
Hong Kong Dollar ... HSBK Buy 234,500 30,101 5/13/26 — (38)
Hong Kong Dollar ... HSBK Sell 603,600 77,458 5/13/26 75 —
Hong Kong Dollar ... MSCO Sell 95,900 12,307 5/13/26 13 —
Hong Kong Dollar ... SSBT Buy 463,100 59,436 5/13/26 — (66)
Hong Kong Dollar ... SSBT Sell 54,500 6,995 5/13/26 8 —
Hong Kong Dollar ... TDOM Buy 108,900 13,984 5/13/26 — (23)
Hong Kong Dollar ... TDOM Sell 132,600 17,018 5/13/26 18 —
Hong Kong Dollar ... UBSW Sell 170,000 21,814 5/13/26 20 —
Indian Rupee ...... GSCO Sell 1,561,000 17,140 5/13/26 84 —
Japanese Yen ...... BOFA Sell 326,800 2,100 5/13/26 — (6)
Japanese Yen ...... BZWS Sell 377,500 2,425 5/13/26 — (7)
Japanese Yen ...... CITI Sell 5,005,100 32,150 5/13/26 — (104)
Japanese Yen ...... GSCO Sell 47,800 307 5/13/26 — (1)
Japanese Yen ...... HSBK Buy 3,115,000 20,013 5/13/26 61 —
Japanese Yen ...... JPHQ Buy 16,426,500 105,538 5/13/26 319 —
Japanese Yen ...... MSCO Buy 6,435,900 41,349 5/13/26 125 —
Japanese Yen ...... SSBT Sell 1,465,400 9,414 5/13/26 — (29)
Japanese Yen ...... UBSW Buy 28,017,400 179,996 5/13/26 554 —
New Taiwan Dollar .. BZWS Buy 1,432,100 45,282 5/13/26 452 —
New Taiwan Dollar .. HSBK Sell 2,407,100 76,058 5/13/26 — (813)
New Taiwan Dollar .. SSBT Buy 2,094,900 66,200 5/13/26 701 —
Singapore Dollar .... HSBK Sell 9,400 7,441 5/13/26 — (28)
Singapore Dollar .... MSCO Buy 7,500 5,938 5/13/26 22 —
Singapore Dollar .... SSBT Buy 18,100 14,329 5/13/26 54 —
Singapore Dollar .... UBSW Sell 700 554 5/13/26 — (2)
Singapore Dollar .... WPAC Buy 58,000 45,914 5/13/26 175 —
South Korean Won .. GSCO Buy 45,313,400 31,077 5/13/26 454 —
South Korean Won .. JPHQ Sell 19,291,200 13,229 5/13/26 — (194)
Thai Baht ......... UBSW Buy 839,300 26,738 5/13/26 415 —
Total Forward Exchange Contracts ................................................... $23,408 $(23,695)
Net unrealized appreciation (depreciation) ............................................ $(287)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At February 28, 2026 , the Fund had the following futures contracts outstanding.
See A bbreviations on page 25 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 18 $ 2,848,590 3/20/26 $ 108,742
MSCI Emerging Markets Index .................. Short 1 80,185 3/20/26 (11,687)
Russell 2000 E-Mini Index ...................... Long 68 8,957,980 3/20/26 (11,744)
S&P 500 E-Mini Index ......................... Long 7 2,411,150 3/20/26 (3,176)
Total Futures Contracts ...................................................................... $82,135
*
As of period end.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended February
28, 2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.508% . $466,686 $47,153,025 $(28,611,711) $— $— $19,008,000 19,008,000 $16,571
Putnam Short Term Investment
Fund, Class P, 3.852% ...... 1,250,488 29,060,968 (22,411,567) — — 7,899,889 7,899,889 60,813
Total Affiliated Securities ... $1,717,174 $76,213,993 $(51,023,278) $— $— $26,907,889 $77,384
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 5,811,072 $ 1,433,541 $ — $ 7,244,613
Air Freight & Logistics ................... 1,123,637 — — 1,123,637
Automobile Components ................. 120,091 179,280 — 299,371
Automobiles .......................... 4,215,780 590,793 — 4,806,573
Banks ............................... 6,319,961 8,672,217 — 14,992,178
Beverages ........................... 2,201,407 339,489 — 2,540,896
Biotechnology ......................... 4,643,835 108,938 — 4,752,773
Broadline Retail ....................... 6,900,003 1,161,760 — 8,061,763
Building Products ...................... 1,050,209 316,389 — 1,366,598
Capital Markets ........................ 6,540,396 2,217,149 — 8,757,545
Chemicals ........................... 3,085,165 571,228 — 3,656,393
Commercial Services & Supplies ........... 202,439 — — 202,439
Communications Equipment .............. 2,720,233 119,646 — 2,839,879
Construction & Engineering ............... 120,067 903,705 — 1,023,772
Construction Materials .................. 1,003,716 718,234 — 1,721,950
Consumer Finance ..................... 1,414,489 — — 1,414,489
Consumer Staples Distribution & Retail ...... 3,249,820 276,109 — 3,525,929
Containers & Packaging ................. 504,695 — — 504,695
Diversified Consumer Services ............ 140,363 — — 140,363
Diversified REITs ...................... 103,987 — — 103,987
Diversified Telecommunication Services ..... 1,763,047 635,212 — 2,398,259
Electric Utilities ........................ 3,188,075 1,101,677 — 4,289,752
Electrical Equipment .................... 2,920,117 2,117,303 — 5,037,420
Electronic Equipment, Instruments &
Components ........................ 105,201 153,165 — 258,366
Energy Equipment & Services ............. 1,044,671 — — 1,044,671
Entertainment ......................... 2,803,759 416,953 — 3,220,712
Financial Services ...................... 4,918,998 933,625 — 5,852,623
Food Products ........................ 661,476 380,102 — 1,041,578
Gas Utilities .......................... 104,593 88,361 — 192,954
Ground Transportation .................. 1,203,779 — — 1,203,779
Health Care Equipment & Supplies ......... 2,869,900 781,757 — 3,651,657
Health Care Providers & Services .......... 2,343,078 240,288 — 2,583,366
Health Care REITs ..................... 104,167 — — 104,167
Health Care Technology ................. 552,084 — — 552,084
Hotels, Restaurants & Leisure ............. 3,086,777 1,001,835 — 4,088,612
Household Durables .................... 905,796 262,066 — 1,167,862
Household Products .................... 2,717,885 262,535 — 2,980,420
Independent Power and Renewable Electricity
Producers .......................... 228,278 644,400 — 872,678
Industrial Conglomerates ................ 1,044,373 1,096,394 — 2,140,767
Industrial REITs ....................... 423,005 — — 423,005
Insurance ............................ 3,207,480 2,245,832 — 5,453,312
Interactive Media & Services .............. 14,416,031 1,090,909 — 15,506,940
IT Services ........................... 1,064,685 81,112 — 1,145,797
Leisure Products ....................... 118,711 222,318 — 341,029
Life Sciences Tools & Services ............ 893,748 455,500 — 1,349,248
Machinery ............................ 3,693,734 1,404,996 — 5,098,730
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Marine Transportation ................... $ — $ 106,643 $ — $ 106,643
Media ............................... 288,323 49,356 — 337,679
Metals & Mining ....................... 970,742 2,860,501 — 3,831,243
Mortgage Real Estate Investment Trusts
(REITs) ............................ 85,294 — — 85,294
Multi-Utilities .......................... 867,409 412,895 — 1,280,304
Office REITs .......................... 182,552 — — 182,552
Oil, Gas & Consumable Fuels ............. 4,063,185 2,864,571 — 6,927,756
Passenger Airlines ..................... 1,125,240 585,011 — 1,710,251
Personal Care Products ................. 230,778 297,602 — 528,380
Pharmaceuticals ....................... 6,513,055 4,659,256 — 11,172,311
Professional Services ................... 457,111 231,260 — 688,371
Real Estate Management & Development .... 473,989 227,432 — 701,421
Residential REITs ...................... 752,406 — — 752,406
Retail REITs .......................... 828,105 — — 828,105
Semiconductors & Semiconductor Equipment . 22,831,389 6,292,832 — 29,124,221
Software ............................. 13,259,163 448,911 — 13,708,074
Specialized REITs ...................... 1,252,084 — — 1,252,084
Specialty Retail ........................ 847,458 39,312 — 886,770
Technology Hardware, Storage & Peripherals . 12,189,113 1,936,256 — 14,125,369
Textiles, Apparel & Luxury Goods .......... 200,121 368,929 — 569,050
Tobacco ............................. 2,035,326 713,548 — 2,748,874
Trading Companies & Distributors .......... 386,400 904,912 — 1,291,312
Transportation Infrastructure .............. — 446,272 — 446,272
Water Utilities ......................... 293,491 — — 293,491
Wireless Telecommunication Services ....... 738,646 971,806 — 1,710,452
Management Investment Companies ......... 3,179,031 — — 3,179,031
Preferred Stocks :
Banks ............................... 401,533 — — 401,533
Technology Hardware, Storage & Peripherals . — 254,715 — 254,715
Short Term Investments ................... 26,907,889 887,974 — 27,795,863
Total Investments in Securities ........... $209,214,646 $58,784,812
b
$— $267,999,458
Other Financial Instruments:
Forward Exchange Contracts ............... $— $23,408 $— $23,408
Futures Contracts ....................... 108,742 — — 108,742
Total Other Financial Instruments ......... $108,742 $23,408 $— $132,150
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $23,695 $— $23,695
Futures Contracts ........................ 26,607 — — 26,607
Total Other Financial Instruments ......... $26,607 $23,695 $— $50,302
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $57,896,838, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Dynamic Asset Allocation Equity Fund
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.